CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (18,946,370)	$ (79,971,847)	$ (73,177,935)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	980,053	1,145,995	1,125,032
Net loss on disposal of property, equipment, software and operating lease right-of-use asset	9,365	6,811	18,973
Share-based compensation	7,271,700	10,520,282	18,679,658
Interest income on promissory notes			(9,946)
Amortization of right-of use assets and interest of lease liabilities	228,405	303,535
Foreign exchange loss (gain), net	(1,446,202)	(2,555,325)	603,459
Changes in operating assets and liabilities:
Accounts receivable, net		3,000,000	(3,000,000)
Prepayments and other current assets	1,649,878	(881,402)	(231,287)
Amount due from related parties	397,405	3,887,238	(4,374,274)
Other non-current assets	24,687	(40,297)	(24,210)
Accounts payable	(572,372)	344,509	1,511,640
Contract liabilities	(15,107,276)	9,607,276	4,774,464
Amount due to related parties	(2,609,011)	8,857,276	7,930,703
Accruals and other current liabilities	(122,201)	(823,928)	1,057,491
Lease liabilities	(237,401)	(280,465)
Income tax payable	52,884	(1,657,450)	1,657,450
Deferred tax liabilities		(44,163)	44,163
Other non-current liabilities	(28,383)	(29,732)
Net cash used in operating activities	(28,454,839)	(48,611,687)	(43,414,619)
Cash flows from investing activities:
Placement of short-term investments	(47,000,000)
Withdrawal of short-term investments	47,000,000
Proceeds from disposal of property, equipment and software	7,656	4,892
Purchase of property, equipment and software	(85,012)	(690,938)	(2,509,926)
Net cash used in investing activities	(77,356)	(686,046)	(2,509,926)
Cash flows from financing activities:
Proceeds from borrowings	8,133,775	25,830,030	4,386,860
Proceeds from share subscriptions			381,282
Proceeds from exercise of share options	5,500	323,212	231,521
Proceeds from initial public offering, net of underwriting commissions			149,411,950
Repayment of borrowings	(13,506,221)	(4,353,588)	(5,089,717)
Payment of initial public offering costs			(1,595,088)
Purchase of treasury shares under stock repurchase program		(3,976,681)	(2,361,576)
Costs for retirement of treasury shares			(8,090)
Net cash generated from (used in) financing activities	(5,366,946)	17,822,973	145,357,142
Effect of exchange rate on cash and cash equivalents	74,720	842,195	(192,352)
Net increase (decrease) in cash and cash equivalents	(33,824,421)	(30,632,565)	99,240,245
Cash and cash equivalents at the beginning of year	143,758,678	174,391,243	75,150,998
Cash and cash equivalents at the end of year	109,934,257	143,758,678	174,391,243
Supplemental cash flow disclosures:
Interest paid	1,047,717	603,680	359,569
Income tax paid	1,376,856	2,433,241
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	225,542	313,929
Right-of-use assets obtained in exchange for operating lease obligations	$ 179,919	217,227
Non-cash activities:
Accretion of convertible redeemable preferred shares to redemption value			28,553
Conversion of preferred shares			154,477,960
Retirement of treasury shares		$ 4,596,282	1,741,971
Surrender of ordinary shares for repayment of promissory notes			$ 6,800,856